Quarterly Holdings Report
for

Fidelity® Pacific Basin Fund

July 31, 2020

PAF-QTLY-0920
1.804825.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 7.1%
Aristocrat Leisure Ltd.	373,311	$6,982,521
Blue Sky Alternative Investments Ltd. (a)(b)	1,733,447	12
BWX Ltd.	2,012,663	5,607,994
CSL Ltd.	84,826	16,369,123
Hansen Technologies Ltd.	2,898,533	6,109,028
HUB24 Ltd. (c)	917,844	8,747,754
Macquarie Group Ltd.	130,520	11,515,444
Magellan Financial Group Ltd.	140,866	6,155,247
National Storage (REIT) unit	6,341,216	8,154,867
Pro Medicus Ltd.	70,223	1,200,086

TOTAL AUSTRALIA		70,842,076

Bermuda - 1.2%
Haier Electronics Group Co. Ltd.	2,686,000	11,766,148
Cayman Islands - 16.8%
51job, Inc. sponsored ADR (a)	85,600	5,810,528
Akeso, Inc. (a)	1,486,000	5,610,152
Alibaba Group Holding Ltd. sponsored ADR (a)	224,900	56,454,401
China High Precision Automation Group Ltd. (a)(b)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(b)	2,572,200	3
Hansoh Pharmaceutical Group Co. Ltd. (a)(d)	1,920,000	8,299,034
Hypebeast Ltd.	20,020,000	1,782,357
International Housewares Retail Co. Ltd.	19,363,700	5,521,564
Kangji Medical Holdings Ltd. (a)	419,500	1,393,227
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	45,200	6,337,040
Shenzhou International Group Holdings Ltd.	424,700	5,068,804
Sino Biopharmaceutical Ltd.	5,596,500	7,293,221
SITC International Holdings Co. Ltd.	3,415,000	3,423,680
Tencent Holdings Ltd.	816,500	56,010,443
Tencent Music Entertainment Group ADR (a)	266,700	4,304,538

TOTAL CAYMAN ISLANDS		167,308,994

China - 10.5%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,373,410	8,575,014
Centre Testing International Group Co. Ltd. (A Shares)	2,386,109	8,011,680
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	1,155,100	6,524,726
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	503,892	10,841,933
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	693,094	5,654,929
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	358,900	5,541,606
(H Shares) (a)	25,100	323,858
Kweichow Moutai Co. Ltd. (A Shares)	100,850	24,263,916
Midea Group Co. Ltd. (A Shares)	761,800	7,836,269
Qingdao Port International Co. Ltd. (H Shares) (d)	7,112,000	4,028,448
Shenzhen Expressway Co. Ltd. (H Shares)	6,698,000	6,386,620
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	158,199	7,869,862
Yunnan Baiyao Group Co. Ltd. (A Shares)	543,033	8,531,079

TOTAL CHINA		104,389,940

Hong Kong - 3.7%
AIA Group Ltd.	2,155,400	19,435,120
Hong Kong Exchanges and Clearing Ltd.	214,027	10,223,191
Sino Land Ltd.	5,811,817	7,041,400

TOTAL HONG KONG		36,699,711

India - 5.7%
Axis Bank Ltd.	464,198	2,674,467
CCL Products (India) Ltd. (a)	1,250,367	3,911,152
HDFC Asset Management Co. Ltd. (d)	127,063	4,103,684
HDFC Bank Ltd.	416,032	5,738,476
Housing Development Finance Corp. Ltd.	247,184	5,879,198
Indraprastha Gas Ltd. (a)	758,600	4,087,651
Oberoi Realty Ltd. (a)	352,703	1,647,234
Petronet LNG Ltd.	1,275,200	4,218,611
Power Grid Corp. of India Ltd.	1,496,460	3,561,383
Reliance Industries Ltd.	636,375	17,558,072
Reliance Industries Ltd. (a)	42,425	666,670
TCNS Clothing Co. Ltd. (a)(d)	594,671	2,620,140

TOTAL INDIA		56,666,738

Indonesia - 1.6%
PT Bank Central Asia Tbk	5,219,800	11,180,669
PT Bank Rakyat Indonesia Tbk	24,531,400	5,328,594

TOTAL INDONESIA		16,509,263

Japan - 30.2%
Astellas Pharma, Inc.	434,100	6,771,077
Azbil Corp.	167,100	5,540,796
Bank of Kyoto Ltd.	88,500	3,231,331
Create SD Holdings Co. Ltd.	211,800	7,593,227
Daikin Industries Ltd.	71,100	12,509,795
Hoshizaki Corp.	88,800	6,744,622
Hoya Corp.	170,300	16,763,743
Iriso Electronics Co. Ltd.	135,100	4,045,789
Kao Corp.	138,100	10,018,331
Kenedix, Inc.	1,044,500	4,746,157
Keyence Corp.	33,600	14,036,106
Kyowa Hakko Kirin Co., Ltd.	290,000	7,162,156
Lasertec Corp.	51,600	4,484,625
Minebea Mitsumi, Inc.	416,300	6,827,053
Misumi Group, Inc.	271,800	6,403,752
Murata Manufacturing Co. Ltd.	125,096	8,035,002
Nihon M&A Center, Inc. (c)	231,800	11,211,714
Nintendo Co. Ltd.	29,600	13,018,385
Nitori Holdings Co. Ltd.	53,200	11,644,646
NOF Corp.	134,800	5,004,620
NSD Co. Ltd.	539,600	9,828,055
Open House Co. Ltd.	334,600	9,463,817
ORIX Corp.	513,800	5,556,808
PALTAC Corp.	86,600	4,679,533
Park24 Co. Ltd.	289,300	3,880,837
Pilot Corp.	105,100	2,894,209
Recruit Holdings Co. Ltd.	268,900	8,388,564
SMC Corp.	16,300	8,479,911
SMS Co., Ltd.	318,400	7,859,612
SoftBank Group Corp.	284,700	17,956,907
Sony Corp.	153,700	11,941,728
Terumo Corp.	373,600	14,133,690
Tokio Marine Holdings, Inc.	161,500	6,819,332
Tsuruha Holdings, Inc.	73,300	10,102,943
Zozo, Inc.	501,200	13,541,467

TOTAL JAPAN		301,320,340

Korea (South) - 2.4%
KB Financial Group, Inc.	160,340	4,727,611
Samsung Electronics Co. Ltd.	215,680	10,442,587
SK Hynix, Inc.	127,668	8,839,589

TOTAL KOREA (SOUTH)		24,009,787

Multi-National - 0.8%
HKT Trust/HKT Ltd. unit	5,559,000	8,191,138
Netherlands - 1.2%
ASML Holding NV (Netherlands)	32,800	11,661,635
New Zealand - 1.8%
Auckland International Airport Ltd.	970,400	4,105,972
EBOS Group Ltd.	416,179	6,017,016
Ryman Healthcare Group Ltd.	928,240	8,187,597

TOTAL NEW ZEALAND		18,310,585

Philippines - 1.0%
Ayala Land, Inc.	10,417,600	7,068,445
Jollibee Food Corp.	1,088,000	2,994,222

TOTAL PHILIPPINES		10,062,667

Singapore - 1.4%
United Overseas Bank Ltd.	1,013,100	14,263,952
Taiwan - 8.3%
eMemory Technology, Inc.	181,000	3,371,943
MediaTek, Inc.	548,000	13,083,169
Micro-Star International Co. Ltd.	1,674,000	7,440,127
Taiwan Semiconductor Manufacturing Co. Ltd.	3,345,000	48,569,889
Voltronic Power Technology Corp.	340,388	10,317,598

TOTAL TAIWAN		82,782,726

Thailand - 1.0%
Home Product Center PCL (For. Reg.)	10,933,100	5,468,303
Thai Beverage PCL	9,916,500	4,650,988

TOTAL THAILAND		10,119,291

United States of America - 1.4%
GI Dynamics, Inc. CDI (a)(b)	5,561,290	7,947
ResMed, Inc. CDI	679,762	13,734,351

TOTAL UNITED STATES OF AMERICA		13,742,298

TOTAL COMMON STOCKS
(Cost $649,709,808)		958,647,289

Nonconvertible Preferred Stocks - 1.7%
Korea (South) - 1.7%
Samsung Electronics Co. Ltd.
(Cost $14,974,475)	418,780	17,334,479

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.14% (e)	23,174,674	23,181,626
Fidelity Securities Lending Cash Central Fund 0.13% (e)(f)	557,940	557,996
TOTAL MONEY MARKET FUNDS
(Cost $23,737,304)		23,739,622
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $688,421,587)		999,721,390
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,356,877)
NET ASSETS - 100%		$997,364,513

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,051,306 or 1.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$81,222
Fidelity Securities Lending Cash Central Fund	162,827
Total	$244,049

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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